Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 – INTANGIBLE ASSETS, NET

The following table presents the components of our intangible assets:

	2025	2024
Finite-lived intangible assets:
Software	$2,289,799	$955,466
Copyrights	63,697	61,040
Other	9,154	8,773
Less: accumulated amortization	(1,159,877)	(529,883)
Net finite-lived intangible assets	1,202,773	495,396
Indefinite-lived intangible assets:
Operating licenses	52,721,574	18,689,581
Stock exchange trading right	128,488	128,821
Trademarks	1,365,946	87,038
Other	15,786	15,127
Intangible assets, net	$55,434,567	$19,415,963

Amortization expense was $630,063, $496,095 and $102,848 for the years ended December 31, 2025, 2024 and 2023. There was no impairment of intangible assets for the years ended December 31, 2025, 2024 and 2023.

The following is the estimated future amortization expense of finite-lived intangible assets as of December 31, 2025.

2026	$1,113,769
2027	51,667
2028	6,223
2029	6,223
2030	6,223
Thereafter	18,668
Total	$1,202,773

The weighted-average remaining amortization period for finite-lived intangible assets is 1.1 years.